INCOME TAXES - Effective income tax rate reconciliation, amount (Details) - JPY (¥) ¥ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
INCOME TAXES
Statutory tax rate (as a percent)	21.00%	35.00%	30.62%	30.62%	33.06%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate			¥ (240,643)	¥ (403,257)	¥ (75,716)
Increase (decrease) in taxes resulting from:
Change in valuation allowance			151,207	48,845	44,004
Change in statutory tax rate			(26,923)		18,074
Share-based compensation expense			(1,118)	(7,814)	21,531
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan			(21,041)	(104,407)	14,475
Research and development tax credit			(1,953)	(5,748)
Non-deductible acquisition costs and earn-out liabilities adjustment					157,739
Others-net			38,614	14,272	3,018
Income tax expense (benefits) as reported			¥ (101,857)	¥ (458,109)	¥ 183,125